Employee and Director Benefit Programs (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee and Director Benefit Programs
Matching of employee contributions, percentage	4.00%	4.00%	4.00%
Defined Benefit Plan, Contributions by Employer	$ 783,000	$ 759,000	$ 719,000
Expenses incurred for benefits relating to the postretirement benefit plan	617,000	430,000	369,000
Postretirement Benefits paid	$ 465,000	$ 275,000	$ 289,000